Property, Software and Equipment, Net	9 Months Ended
Sep. 30, 2025
Property, Software and Equipment, Net [Abstract]
PROPERTY, SOFTWARE AND EQUIPMENT, NET
6.	PROPERTY, SOFTWARE AND EQUIPMENT, NET

Property, software and equipment, net, consisted of the following:

	As of December 31,	As of September 30,
	2024	2025
Cost
Computer software (i)	$31,534	$32,332
Electronic equipment	13,209	13,797
Vehicles	828	812
Building	691	710
Office equipment and furniture	185	189
Leasehold improvements	22	-
Subtotal	46,469	47,840
Less: accumulated depreciation	(18,805)	(23,072)
Property, software and equipment, net	$27,664	$24,768

(i)	From 2022 onwards, part of hybrid cloud platform developed with the assistance of a third-party cloud service provider were progressively completed and deemed substantially ready for use, and transferred from other non-current assets. Cost of hybrid cloud platform represents the purchase price of the platform and other expenditures incurred to bring the platform into its intended use. The application of the hybrid cloud platform was to improve the IT development capability for internal-used software platforms which provide auto eInsurance service and auto service to customers, and Software-As-A-Service (“SaaS”) products which are provided to business partners as technology services.

Depreciation and amortization expense was $3,320 and $3,725 for the nine months ended September 30, 2024 and 2025, respectively.

During the nine months ended September 30, 2024 and 2025, the Group recorded no impairment loss of property, software and equipment.